Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 103,122	$ 102,174
Amortization expense	10,531	10,425	$ 9,834
Ending balance	101,162	103,122	102,174
Rights to Produce and Distribute Coca-Cola trademark Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	75,754	75,394
Ending balance	73,962	75,754	75,394
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	23,258	22,909
Ending balance	22,340	23,258	22,909
Other indefinite lived intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,042	1,192
Ending balance	1,314	1,042	1,192
Technology costs and management systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,571	2,014
Ending balance	1,794	1,571	2,014
Development systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,342	375
Ending balance	1,567	1,342	375
Other amortizable
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	155	290
Ending balance	185	155	290
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	109,612	108,677	109,597
Purchases	1,377	1,188	1,291
Additions from business combinations		1,338
Transfer	0	0	0
Disposals	(64)	(775)	(3)
Effect of movements in exchange rates	(2,705)	(896)	(2,270)
Changes in value on the recognition of inflation effects	70	80	62
Ending balance	108,290	109,612	108,677
Cost | Rights to Produce and Distribute Coca-Cola trademark Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	76,499	76,139	77,396
Purchases	0	0	0
Additions from business combinations		1,116
Transfer	(224)	0	0
Disposals	0	0	0
Effect of movements in exchange rates	(1,568)	(756)	(1,257)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	74,707	76,499	76,139
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	23,258	22,909	23,431
Purchases	0	0	0
Additions from business combinations		205
Transfer	0	0	0
Disposals	(2)	0	0
Effect of movements in exchange rates	(916)	144	(522)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	22,340	23,258	22,909
Cost | Other indefinite lived intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,042	1,192	1,148
Purchases	4	0	135
Additions from business combinations		0
Transfer	224	0	0
Disposals	0	0	(3)
Effect of movements in exchange rates	44	(150)	(88)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	1,314	1,042	1,192
Cost | Technology costs and management systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,262	6,960	6,709
Purchases	385	46	370
Additions from business combinations		17
Transfer	307	65	255
Disposals	(1)	(775)	0
Effect of movements in exchange rates	(77)	(51)	(374)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	6,876	6,262	6,960
Cost | Development systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,342	375	176
Purchases	963	1,138	673
Additions from business combinations		0
Transfer	(708)	(158)	(469)
Disposals	0	0	0
Effect of movements in exchange rates	(30)	(13)	(5)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	1,567	1,342	375
Cost | Other amortizable
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,209	1,102	737
Purchases	25	4	113
Additions from business combinations		0
Transfer	401	93	214
Disposals	(61)	0	0
Effect of movements in exchange rates	(158)	(70)	(24)
Changes in value on the recognition of inflation effects	70	80	62
Ending balance	1,486	1,209	1,102
Accumulated Depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,490)	(6,503)	(5,626)
Amortization expense	(836)	(768)	(888)
Disposals	59	775	0
Effect of movements in exchange rates	217	101	63
Changes in value on the recognition of inflation effects	(78)	(95)	(52)
Ending balance	(7,128)	(6,490)	(6,503)
Accumulated Depreciation | Rights to Produce and Distribute Coca-Cola trademark Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(745)	(745)	(745)
Amortization expense		0	0
Disposals		0	0
Effect of movements in exchange rates		0	0
Changes in value on the recognition of inflation effects		0	0
Ending balance	(745)	(745)	(745)
Accumulated Depreciation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense		0	0
Disposals		0	0
Effect of movements in exchange rates		0	0
Changes in value on the recognition of inflation effects		0	0
Ending balance	0	0	0
Accumulated Depreciation | Other indefinite lived intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense		0	0
Disposals		0	0
Effect of movements in exchange rates		0	0
Changes in value on the recognition of inflation effects		0	0
Ending balance	0	0	0
Accumulated Depreciation | Technology costs and management systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(4,691)	(4,946)	(4,353)
Amortization expense	(518)	(522)	(594)
Disposals	0	775	0
Effect of movements in exchange rates	205	96	53
Changes in value on the recognition of inflation effects	(78)	(94)	(52)
Ending balance	(5,082)	(4,691)	(4,946)
Accumulated Depreciation | Development systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Other amortizable
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,054)	(812)	(528)
Amortization expense	(318)	(246)	(294)
Disposals	59	0	0
Effect of movements in exchange rates	12	5	10
Changes in value on the recognition of inflation effects	0	(1)	0
Ending balance	$ (1,301)	$ (1,054)	$ (812)